Portico Money Market Fund

Portico Institutional Money Market Fund
Portico U.S. Treasury Money Market Fund
Portico U.S. Government Money Market Fund
Portico Tax-Exempt Money Market Fund
Portico Short-Term Bond Market Fund
Portico Intermediate Bond Market Fund
Portico Tax-Exempt Intermediate Bond Fund
Portico Bond IMMDEXtm Fund
Portico Balanced Fund
Portico Growth and Income Fund
Portico Equity Index Fund
Portico  Growth Fund
Portico Special Growth Fund
Portico International Equity Fund



Supplement dated May 30, 1997
to the Prospectus dated February 28, 1997


        We are increasing the market capitalization of Portico Special Growth Fund from investment in securities of small- to medium-sized companies to investment in securities of medium-sized companies. We will begin to reduce the Fund's investment in small-sized companies on or around June 23, 1997.
We anticipate completing the process on or around August 15, 1997.

        We are also changing the name of Portico MidCore Growth
Fund to Portico Growth Fund. The investment objective of the Fund will continue to be capital appreciation through investment in securities of medium- to large-sized companies.

        The Prospectus is amended as follows:

        All references to the "MidCore Growth Fund" are deleted and replaced with the "Growth Fund."

        Page 1.
        -------
        The reference to "sixteen" mutual funds in the first sentence is deleted and replaced with "seventeen."

        Page 2.
        -------
        The second paragraph is deleted and replaced with the following:


        The Special Growth Fund seeks capital appreciation through investment in securities of medium-sized companies.


        Page 12.
        --------
        The following is added to the "Performance History" section:

Average Annual Total Return*  1Year 5Years 10Years 15 Years  Since
                                                            Inception
                                                           (inception
                                                              date)
__________________________________________________________________
Portico Special Growth        5.71% 11.50%    NA      NA     14.76%
                                                          (Dec. 28,1989)
FIRMCO's Collective
Investment Fund              10.43% 12.25%  13.37%   17.18%    NA

Wilshire MidCap 750 Index     7.23% 14.21%  11.63%   16.26%    NA

S&P 500 Index                19.83% 16.42%  13.38%   17.60%    NA
_________________________________________________________________
*Average annual total return calculations are for periods ended
March 31, 1997.

        Portico Special Growth Fund, with its amended investment objective, will be managed by FIRMCO using substantially the same investment objective, policies and restrictions as the FIRMCO managed collective investment fund Special Equity Growth Fund B. The collective investment fund is not registered under the 1940 Act, is not open to the public generally, and is not subject to certain restrictions that are imposed by the 1940 Act and the Internal Revenue Code. If the collective investment fund had been registered under the 1940 Act, performance may have been adversely affected. The performance of the collective investment fund has been restated to reflect Portico Special Growth Fund's current expenses for institutional shares. Performance quotations of the collective investment fund represent past performance of the FIRMCO managed collective fund, which is separate and distinct from Portico Special Growth Fund; do not represent past performance of the Special Growth Fund; and should not be considered as representative of future results of the Special Growth Fund.

        Performance assumes the reinvestment of all net investment income and capital gains and reflects fee waivers. In the absence of fee waivers, performance would be reduced.
Performance quotations represent past performance, and should not be considered as representative of future results.

          The Wilshire MidCap 750 Index, an unmanaged index, is an overlay of large and small company universes and consists of companies 501 to 1250 of the Wilshire 5000 Stock Index. Market capitalization range of MidCap 750 is from $580 million to $2.7 billion. The S & P 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. This Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

        Page 25.
        --------

        The following replaces the current section "Special Growth Fund, Investment Objective":

Investment Objective. The investment objective of the Special Growth Fund is capital appreciation. The Fund seeks to achieve its objective through investment in securities of medium-sized companies. Current income is not a significant consideration in the selection of securities for this Fund. Securities are selected for the Fund by the Adviser on the basis of their potential for price appreciation.


The Fund's policy is to invest at least 50% of the value of its total assets in equity securities under normal market conditions. Most equity securities held by the Fund will be publicly traded common stocks of companies incorporated in the United States, although up to 25% of its total assets may be invested, either directly or through investments in American Depository Receipts, in the securities of foreign issuers. From time to time, the Fund may also acquire preferred stocks and obligations, such as bonds, debentures and notes, that in the opinion of the Adviser present opportunities for capital appreciation. In addition, the Fund may invest in securities convertible into common stock, such as certain bonds and preferred stocks, and may invest up to 5% of its net assets in other types of securities having common stock characteristics, such as rights and warrants to purchase equity securities.


The Fund generally invests in medium-sized companies that the Adviser considers to be well managed and to have attractive fundamental financial characteristics. See "Balanced Fund" above for a description of "attractive fundamental financial characteristics." The Adviser believes greater potential for price appreciation exists among medium-sized companies since they tend to be less widely followed by other securities analysts and thus may be more likely to be undervalued by the market. Companies with stock market capitalizations between $700 million and $5 billion are considered by the Adviser to be medium-sized. The Fund generally anticipates its median stock market capitalization will be between $1.5 billion to $3 billion and its weighted average will be between $1.5 billion and $3 billion. The Fund may also invest from time to time a portion of its assets, not to exceed 20% at the time of purchase, in companies with larger or smaller market capitalizations.


Securities of unseasoned companies, that is, companies with less than three years' continuous operation, which present risks considerably greater than do common stocks of more established companies, may be acquired from time to time by the Fund when the Adviser believes such investments offer possibilities of attractive capital appreciation. However, the Fund will not invest more than 5% of the value of its total assets in the securities of unseasoned companies. In addition, the Adviser may, to the extent consistent with the Fund's investment objective of capital appreciation, acquire for the Fund bonds and other debt securities. Non-convertible debt obligations acquired by the Fund will be investment grade, as described above under "Taxable Bond Funds - Application of Investment Techniques," at the time of purchase or unrated obligations deemed by the Adviser to be comparable in quality to instruments so rated.

In view of the specialized nature of its investment activities, investment in the Fund's shares may be suitable only for those investors who are prepared to invest without concern for current income and are financially able to assume risk in search of long-term capital gain.


Page 42.
--------

        J. Scott Harkness and Todd Krieg will continue to co-manage the Special Growth Fund. Effective August 14, 1997, Mark Westman will no longer co-manage the Special Growth Fund.




Portico Balanced Fund
Portico Growth and Income Fund
Portico Equity Index Fund
Portico Growth Fund
Portico Special Growth Fund
Portico International Equity Fund

Supplement dated May 30, 1997
to the Prospectus dated February 28, 1997


        We are increasing the market capitalization of Portico Special Growth Fund from investment in securities of small- to medium-sized companies to investment in securities of medium-sized companies. We will begin to reduce the Fund's investment in small-sized companies on or around June 23, 1997.
We anticipate completing the process on or around August 15, 1997.

        We are also changing the name of Portico MidCore Growth
Fund to Portico Growth Fund. The investment objective of the Fund will continue to be capital appreciation through investment in securities of medium- to large-sized companies.


        The Prospectus is amended as follows:

        All references to the "MidCore Growth Fund" are deleted and replaced with the "Growth Fund."

        Page 1.
        -------

        The reference to "sixteen" mutual funds in the first sentence is deleted and replaced with "seventeen."

        The sixth paragraph is deleted and replaced with the following:

        The Special Growth Fund seeks capital appreciation through investment in securities of medium-sized companies.

        Page 10.
        --------

        The following is added to the "Performance History" section:

Average Annual Total Return*  1 Year 5Years 10Years 15Years Since Inception
                                                           (inception date)
_________________________________________________________________
Portico Special Growth        1.20%  10.48%   NA      NA      14.03%
                                                           (Dec. 28,1989)

FIRMCO's Collective
Investment Fund               5.77%  11.09% 12.66%  16.61%     NA

Wilshire MidCap 750 Index     7.23%  14.21% 11.63%  16.26%     NA

S&P 500 Index                19.83%  16.42% 13.38%  17.60%     NA
_________________________________________________________________
*Average annual total return calculations are for periods ended
March 31, 1997.

        Portico Special Growth Fund, with its amended investment objective, will be managed by FIRMCO using substantially the same investment objective, policies and restrictions as the FIRMCO managed collective investment fund Special Equity Growth Fund B. The collective investment fund is not registered under the 1940 Act, is not open to the public generally, and is not subject to certain restrictions that are imposed by the 1940 Act and the Internal Revenue Code. If the collective investment fund had been registered under the 1940 Act, performance may have been adversely affected. The performance of the collective investment fund has been restated to reflect Portico Special Growth Fund's current expenses for retail shares and its maximum 4.00% sales charge. Performance quotations of the collective investment fund represent past performance of the FIRMCO managed collective fund, which is separate and distinct from Portico Special Growth Fund; do not represent past performance of the Special Growth Fund; and should not be considered as representative of future results of the Special Growth Fund.

        Prior to January 10, 1995, Portico Special Growth Fund offered to retail and institutional investors one series of shares with neither a sales charge nor a 0.25% service organization fee.
Retail Share performance reflects the deduction of the current maximum sales charge of 4.00%, but for periods prior to January
10, 1995, Retail Share performance does not reflect service organization fees. If service organization fees had been reflected, performance would be reduced.

        Performance assumes the reinvestment of all net investment income and capital gains and reflects fee waivers. In the absence of fee waivers, performance would be reduced.
Performance quotations represent past performance, and should not be considered as representative of future results.

          The Wilshire MidCap 750 Index, an unmanaged index, is an overlay of large and small company universes and consists of companies 501 to 1250 of the Wilshire 5000 Stock Index. Market capitalization range of MidCap 750 is from $580 million to $2.7 billion. The S & P 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. This Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.


        Page 15.
        --------


        The following replaces the current section "Special Growth Fund, Investment Objective":


Investment Objective. The investment objective of the Special Growth Fund is capital appreciation. The Fund seeks to achieve its objective through investment in securities of medium-sized companies. Current income is not a significant consideration in the selection of securities for this Fund. Securities are selected for the Fund by the Adviser on the basis of their potential for price appreciation.

The Fund's policy is to invest at least 50% of the value of its total assets in equity securities under normal market conditions. Most equity securities held by the Fund will be publicly traded common stocks of companies incorporated in the United States, although up to 25% of its total assets may be invested, either directly or through investments in American Depository Receipts, in the securities of foreign issuers. From time to time, the Fund may also acquire preferred stocks and obligations, such as bonds, debentures and notes, that in the opinion of the Adviser present opportunities for capital appreciation. In addition, the Fund may invest in securities convertible into common stock, such as certain bonds and preferred stocks, and may invest up to 5% of its net assets in other types of securities having common stock characteristics, such as rights and warrants to purchase equity securities.


The Fund generally invests in medium-sized companies that the Adviser considers to be well managed and to have attractive fundamental financial characteristics. See "Balanced Fund" above for a description of "attractive fundamental financial characteristics." The Adviser believes greater potential for price appreciation exists among medium-sized companies since they tend to be less widely followed by other securities analysts and thus may be more likely to be undervalued by the market. Companies with stock market capitalizations between $700 million and $5 billion are considered by the Adviser to be medium-sized. The Fund generally anticipates its median stock market capitalization will be between $1.5 billion to $3 billion and its weighted average will be between $1.5 billion and $3 billion. The Fund may also invest from time to time a portion of its assets, not to exceed 20% at the time of purchase, in companies with larger or smaller market capitalizations.


Securities of unseasoned companies, that is, companies with less than three years' continuous operation, which present risks considerably greater than do common stocks of more established companies, may be acquired from time to time by the Fund when the Adviser believes such investments offer possibilities of attractive capital appreciation. However, the Fund will not invest more than 5% of the value of its total assets in the securities of unseasoned companies. In addition, the Adviser may, to the extent consistent with the Fund's investment objective of capital appreciation, acquire for the Fund bonds and other debt securities. Non-convertible debt obligations acquired by the Fund will be investment grade, as described above under "Balanced Fund," at the time of purchase or unrated obligations deemed by the Adviser to be comparable in quality to instruments so rated.

In view of the specialized nature of its investment activities, investment in the Fund's shares may be suitable only for those investors who are prepared to invest without concern for current income and are financially able to assume risk in search of long-term capital gain.


Page 37.
--------


        J. Scott Harkness and Todd Krieg will continue to co-manage the Special Growth Fund. Effective August 14, 1997, Mark Westman will no longer co-manage the Special Growth Fund.